Short-Term Investments (Details) - USD ($)						9 Months Ended
	Jun. 18, 2025	May 27, 2025	Mar. 31, 2025	Nov. 30, 2024	Oct. 30, 2024	Jul. 31, 2025	Jul. 31, 2024	Jul. 25, 2025	May 30, 2025	May 13, 2025
Short-Term Investments [Line Items]
Shares issued		250	866
Initial public offering cost (in Dollars)			$ 200,000
Warrants exercised			1		1
Total proceeds (in Dollars)				$ 82,960			$ 103,387
Stockholders' equity, reverse stock split		1-for-250
Par value (in Dollars per share)
Aggregate sold amount (in Dollars)									$ 63,602
Polyrizon Ltd [Member]
Short-Term Investments [Line Items]
Shares issued		1			320
Par value (in Dollars per share)
Pre-Funded Warrants [Member]
Short-Term Investments [Line Items]
Shares issued			800							800
Warrants [Member]
Short-Term Investments [Line Items]
Shares issued			1,666
Exercise price (in Dollars per share)			$ 0.00001
Polyrizon warrants [Member]
Short-Term Investments [Line Items]
Shares issued					960
Exercise price (in Dollars per share)					$ 1,095
Warrants expire			Sep. 30, 2027		Oct. 29, 2029
Shares received									98,705
Amount of aggregate fair value of warrants (in Dollars)	$ 106,362
Aggregate sold amount (in Dollars)								$ 106,362
Polyrizon warrants [Member] | Warrants [Member]
Short-Term Investments [Line Items]
Exercise price (in Dollars per share)			$ 300
Public Offering [Member]
Short-Term Investments [Line Items]
Initial public offering cost (in Dollars)					$ 350,400